Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event [Abstract]
Subsequent Event
36.	Subsequent Event

In March 2012, the Bluegreen/Big Cedar Joint Venture, in which Bluegreen owns a 51% interest, made a cash distribution of its operating proceeds to its members. The distribution totaled $15.0 million and was allocated between the Bluegreen/Big Cedar Joint Venture’s members based on their respective equity ownership interests in the Bluegreen/Big Cedar Joint Venture, resulting in a $7.7 million distribution to Bluegreen and a $7.3 million distribution to the other member.